Shareholders' equity - Share purchase warrants (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Number of warrants outstanding	8,151,758
Number of warrants exercised	(8,146,483)	(7,060,617)
Number of warrants expired	(5,275)
Number of warrants outstanding		8,151,758
Price per warrant	$ 1.52
Number of compensation options	191,414
Proceeds from exercise of compensation options	$ 689,090
Net proceeds from exercise of warrants	$ 12,396,107	$ 5,623,322
Issuance of units - September 28, 2018
Disclosure of classes of share capital [line items]
Number of warrants outstanding	3,448,276
Number of warrants exercised	(3,448,276)
Number of warrants outstanding		3,448,276
Price per warrant	$ 0.58
Issuance of units - October 19, 2018
Disclosure of classes of share capital [line items]
Number of warrants outstanding	100,000
Number of warrants exercised	(100,000)
Number of warrants outstanding		100,000
Price per warrant	$ 0.58
Issuance of units - May 15, 2019
Disclosure of classes of share capital [line items]
Number of warrants outstanding	1,355,500
Number of warrants exercised	(1,355,500)
Number of warrants outstanding		1,355,500
Price per warrant	$ 0.85
Issuance of units - May 28, 2019
Disclosure of classes of share capital [line items]
Number of warrants outstanding	750,000
Number of warrants exercised	(750,000)
Number of warrants outstanding		750,000
Price per warrant	$ 0.85
Issuance of units - June 19, 2019
Disclosure of classes of share capital [line items]
Number of warrants outstanding	500,000
Number of warrants exercised	(500,000)
Number of warrants outstanding		500,000
Price per warrant	$ 0.85
Issuance of units - October 25, 2019
Disclosure of classes of share capital [line items]
Number of warrants outstanding	225,000
Number of warrants exercised	(225,000)
Number of warrants outstanding		225,000
Price per warrant	$ 0.75
Issuance of units - November 10, 2020
Disclosure of classes of share capital [line items]
Number of warrants outstanding	1,677,275
Number of warrants exercised	(1,672,000)
Number of warrants expired	(5,275)
Number of warrants outstanding		1,677,275
Price per warrant	$ 4.50
Issuance of warrants - November 10, 2020
Disclosure of classes of share capital [line items]
Number of warrants outstanding	95,707
Number of warrants exercised	(95,707)
Number of warrants outstanding		95,707
Price per warrant	$ 4.50